STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, MidCap Stock Portfolio

March 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - 2.2%
Adient PLC	17,256	[a]	706,806
Dana, Inc.	12,810		192,791
Fox Factory Holding Corp.	3,197	[a]	388,020
Harley-Davidson, Inc.	10,527		399,710
Lear Corp.	3,540		493,795
The Goodyear Tire & Rubber Company	3,499	[a]	38,559
Thor Industries, Inc.	6,590	[b]	524,828
Visteon Corp.	2,835	[a]	444,613
			3,189,122
Banks - 5.6%
Associated Banc-Corp	39,539		710,911
Bank OZK	19,010		650,142
Cathay General Bancorp	16,642		574,482
East West Bancorp, Inc.	19,644		1,090,242
Hancock Whitney Corp.	23,817		866,939
International Bancshares Corp.	12,975		555,589
New York Community Bancorp, Inc.	47,053		425,359
PacWest Bancorp	30,739		299,090
Synovus Financial Corp.	29,270		902,394
Texas Capital Bancshares, Inc.	2,112	[a]	103,404
UMB Financial Corp.	10,606		612,178
Valley National Bancorp	65,524	[b]	605,442
Washington Federal, Inc.	22,274		670,893
Wintrust Financial Corp.	2,006		146,338
			8,213,403
Capital Goods - 12.8%
Acuity Brands, Inc.	4,112		751,386
AECOM	9,304		784,513
AGCO Corp.	3,665		495,508
Allison Transmission Holdings, Inc.	3,055		138,208
Armstrong World Industries, Inc.	2,685		191,279
Axon Enterprise, Inc.	1,938	[a]	435,759
Builders FirstSource, Inc.	8,568	[a]	760,667
BWX Technologies, Inc.	8,295		522,917
Carlisle Cos., Inc.	1,779		402,179
Donaldson Co., Inc.	14,608		954,487
Dycom Industries, Inc.	1,922	[a,b]	179,995
EMCOR Group, Inc.	11,996		1,950,430
EnerSys	5,014		435,616

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 12.8% (continued)
Esab Corp.	8,153		481,598
Fortune Brands Innovations, Inc.	2,382		139,895
Howmet Aerospace, Inc.	6,119		259,262
Hubbell, Inc.	4,376		1,064,725
ITT, Inc.	9,997		862,741
Kennametal, Inc.	34,199	[b]	943,208
nVent Electric PLC	37,165		1,595,865
Owens Corning	3,769		361,070
Simpson Manufacturing Co., Inc.	8,573		939,944
SunPower Corp.	11,835	[a,b]	163,796
Sunrun, Inc.	4,509	[a]	90,856
Terex Corp.	9,690		468,802
Textron, Inc.	9,614		679,037
The Timken Company	11,061		903,905
Univar Solutions, Inc.	6,165	[a]	215,960
Valmont Industries, Inc.	981		313,214
Watsco, Inc.	1,801	[b]	573,006
Watts Water Technologies, Inc., Cl. A	3,587		603,764
			18,663,592
Commercial & Professional Services - 4.2%
ASGN, Inc.	8,757	[a]	723,941
CACI International, Inc., Cl. A	4,755	[a]	1,408,811
Concentrix Corp.	2,552		310,196
ExlService Holdings, Inc.	1,089	[a]	176,233
Genpact Ltd.	5,037		232,810
Insperity, Inc.	7,178		872,486
Science Applications International Corp.	9,464		1,017,001
Tetra Tech, Inc.	7,183		1,055,255
The Brink's Company	4,414		294,855
			6,091,588
Consumer Discretionary Distribution - 3.5%
AutoNation, Inc.	2,937	[a]	394,615
Bath & Body Works, Inc.	2,844		104,034
Dick's Sporting Goods, Inc.	4,553		646,025
GameStop Corp., Cl. A	13,376	[a,b]	307,916
Macy's, Inc.	24,421		427,123
Murphy USA, Inc.	5,064		1,306,765
Nordstrom, Inc.	15,114	[b]	245,905
RH	547	[a]	133,222
Ulta Beauty, Inc.	1,215	[a]	662,989
Victoria's Secret & Co.	7,267	[a]	248,168
Williams-Sonoma, Inc.	5,576		678,376
			5,155,138

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Consumer Durables & Apparel - 4.7%
Brunswick Corp.	7,248		594,336
Capri Holdings Ltd.	10,784	[a,b]	506,848
Crocs, Inc.	4,981	[a]	629,798
Deckers Outdoor Corp.	2,178	[a]	979,120
NVR, Inc.	64	[a]	356,620
Polaris, Inc.	5,636		623,511
PVH Corp.	7,437		663,083
Ralph Lauren Corp.	1,058	[b]	123,437
Skechers USA, Inc., Cl. A	3,521	[a]	167,318
Tapestry, Inc.	12,427		535,728
Taylor Morrison Home Corp.	7,183	[a]	274,822
Tempur Sealy International, Inc.	8,450		333,691
Toll Brothers, Inc.	6,293		377,769
TopBuild Corp.	3,295	[a]	685,821
			6,851,902
Consumer Services - 4.6%
Boyd Gaming Corp.	10,907		699,357
Cracker Barrel Old Country Store, Inc.	2,768	[b]	314,445
Graham Holdings Co., Cl. B	988		588,690
Grand Canyon Education, Inc.	8,331	[a]	948,901
H&R Block, Inc.	12,574		443,233
Marriott Vacations Worldwide Corp.	6,887		928,781
Service Corp. International	16,117		1,108,527
Texas Roadhouse, Inc.	7,372		796,618
Wingstop, Inc.	1,631		299,419
Wyndham Hotels & Resorts, Inc.	8,083		548,432
			6,676,403
Consumer Staples Distribution - 2.7%
BJ's Wholesale Club Holdings, Inc.	14,864	[a]	1,130,704
Casey's General Stores, Inc.	3,596		778,390
Performance Food Group Co.	17,993	[a]	1,085,698
Sprouts Farmers Market, Inc.	25,675	[a]	899,395
			3,894,187
Energy - 3.8%
Antero Resources Corp.	20,908	[a]	482,766
ChampionX Corp.	20,487		555,812
Equitrans Midstream Corp.	75,457		436,141
HF Sinclair Corp.	11,835		572,577
Marathon Oil Corp.	8,023		192,231
Matador Resources Co.	15,511		739,099
Murphy Oil Corp.	28,266		1,045,277
Phillips 66	3,170		321,375
Range Resources Corp.	31,833		842,620
Southwestern Energy Co.	72,817	[a]	364,085

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Energy - 3.8% (continued)
Vitesse Energy, Inc.	53		1,009
			5,552,992
Equity Real Estate Investment - 8.7%
Boston Properties, Inc.	3,309	[c]	179,083
Brixmor Property Group, Inc.	54,475	[c]	1,172,302
Corporate Office Properties Trust	23,864	[c]	565,815
Douglas Emmett, Inc.	44,498	[b,c]	548,660
EastGroup Properties, Inc.	7,030	[c]	1,162,200
EPR Properties	7,010	[c]	267,081
Federal Realty Investment Trust	5,434	[c]	537,042
First Industrial Realty Trust, Inc.	33,503	[c]	1,782,360
Highwoods Properties, Inc.	15,717	[c]	364,477
Kilroy Realty Corp.	25,598	[c]	829,375
Lamar Advertising Co., Cl. A	12,241	[c]	1,222,753
Life Storage, Inc.	2,803	[c]	367,445
Mid-America Apartment Communities, Inc.	4,129	[c]	623,644
National Retail Properties, Inc.	42,731	[c]	1,886,574
Omega Healthcare Investors, Inc.	1,590	[b,c]	43,582
Park Hotels & Resorts, Inc.	51,524	[c]	636,837
Regency Centers Corp.	8,932	[c]	546,460
			12,735,690
Financial Services - 4.4%
Affiliated Managers Group, Inc.	916		130,457
Ally Financial, Inc.	6,980		177,920
Essent Group Ltd.	4,662		186,713
Euronet Worldwide, Inc.	5,468	[a]	611,869
Federated Hermes, Inc.	14,473		580,946
FirstCash Holdings, Inc.	3,623		345,526
Janus Henderson Group PLC	13,190		351,382
Jefferies Financial Group, Inc.	462		14,664
MGIC Investment Corp.	24,257		325,529
OneMain Holdings, Inc.	5,261		195,078
Rithm Capital Corp.	53,545	[c]	428,360
SEI Investments Co.	22,335	[a]	1,285,379
Stifel Financial Corp.	18,175		1,073,961
The Western Union Company	10,730		119,640
Voya Financial, Inc.	3,572		255,255
WEX, Inc.	2,206	[a]	405,661
			6,488,340
Food, Beverage & Tobacco - 1.6%
Coca-Cola Consolidated, Inc.	636		340,311
Darling Ingredients, Inc.	12,717	[a]	742,673
Freshpet, Inc.	5,618	[a,b]	371,855

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Food, Beverage & Tobacco - 1.6% (continued)
Kellogg Co.	3,237		216,750
Post Holdings, Inc.	1,603	[a]	144,062
The Boston Beer Company, Inc., Cl. A	809	[a,b]	265,918
The Hershey Company	757		192,588
			2,274,157
Health Care Equipment & Services - 6.2%
Acadia Healthcare Co., Inc.	9,083	[a]	656,247
Amedisys, Inc.	2,661	[a]	195,717
Chemed Corp.	2,645		1,422,349
Doximity, Inc., Cl. A	3,945	[a,b]	127,739
Globus Medical, Inc., Cl. A	6,778	[a]	383,906
Haemonetics Corp.	7,910	[a]	654,552
Integra LifeSciences Holdings Corp.	15,534	[a]	891,807
Lantheus Holdings, Inc.	8,432	[a]	696,146
LivaNova PLC	8,321	[a]	362,629
Masimo Corp.	1,206	[a]	222,555
Option Care Health, Inc.	25,828	[a]	820,556
Patterson Cos., Inc.	6,027		161,343
Progyny, Inc.	2,132	[a]	68,480
QuidelOrtho Corp.	1,572	[a]	140,049
Shockwave Medical, Inc.	2,620	[a]	568,095
STAAR Surgical Co.	7,618	[a]	487,171
Tandem Diabetes Care, Inc.	9,429	[a,b]	382,912
Teleflex, Inc.	1,131		286,494
Tenet Healthcare Corp.	7,421	[a]	440,956
			8,969,703
Household & Personal Products - .3%
Coty, Inc., Cl. A	31,078	[a]	374,801
Insurance - 3.6%
American Financial Group, Inc.	3,220		391,230
Brighthouse Financial, Inc.	2,750	[a]	121,303
Brown & Brown, Inc.	1,729		99,279
CNO Financial Group, Inc.	31,970		709,414
Kinsale Capital Group, Inc.	1,437		431,316
Primerica, Inc.	5,482		944,220
RLI Corp.	5,851		777,656
The Hanover Insurance Group, Inc.	2,035		261,498
The Hartford Financial Services Group, Inc.	3,665		255,414
Unum Group	24,523		970,130
W.R. Berkley Corp.	4,526		281,789
			5,243,249
Materials - 7.2%
Alcoa Corp.	6,158		262,084

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Materials - 7.2% (continued)
Ashland, Inc.	9,369		962,290
Avient Corp.	17,463		718,777
Cabot Corp.	7,852		601,777
CF Industries Holdings, Inc.	5,986		433,925
Cleveland-Cliffs, Inc.	36,086	[a]	661,456
Commercial Metals Co.	12,615		616,873
Eagle Materials, Inc.	9,230		1,354,502
Greif, Inc., Cl. A	12,237		775,459
Huntsman Corp.	272		7,442
Ingevity Corp.	6,771	[a]	484,262
Louisiana-Pacific Corp.	1,477		80,068
MP Materials Corp.	1,075	[a,b]	30,304
Olin Corp.	10,655		591,352
Reliance Steel & Aluminum Co.	4,122		1,058,282
Silgan Holdings, Inc.	3,464		185,913
The Chemours Company	14,811		443,441
The Mosaic Company	3,346		153,514
United States Steel Corp.	19,704		514,274
Westlake Corp.	1,192		138,248
Worthington Industries, Inc.	7,014		453,455
			10,527,698
Media & Entertainment - 2.2%
Cable One, Inc.	1,748		1,227,096
John Wiley & Sons, Inc., Cl. A	13,453		521,573
The New York Times Company, Cl. A	8,144		316,639
The Trade Desk, Inc., Cl. A	1,309	[a]	79,731
TripAdvisor, Inc.	18,007	[a]	357,619
World Wrestling Entertainment, Inc., Cl. A	3,025		276,062
Ziff Davis, Inc.	4,715	[a]	368,006
			3,146,726
Pharmaceuticals Biotechnology & Life Sciences - 3.9%
Bio-Techne Corp.	5,113		379,333
Bruker Corp.	8,702		686,066
Exelixis, Inc.	41,000	[a]	795,810
Halozyme Therapeutics, Inc.	8,874	[a]	338,898
Medpace Holdings, Inc.	4,113	[a]	773,450
Neurocrine Biosciences, Inc.	3,064	[a]	310,138
QIAGEN NV	6,863	[a]	315,218
Repligen Corp.	4,146	[a]	698,021
Sarepta Therapeutics, Inc.	3,132	[a]	431,684
Sotera Health Co.	7,595	[a,b]	136,026
Syneos Health, Inc.	14,775	[a]	526,285
United Therapeutics Corp.	492	[a]	110,188

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 3.9% (continued)
West Pharmaceutical Services, Inc.	601		208,228
			5,709,345
Real Estate Management & Development - .1%
Jones Lang LaSalle, Inc.	1,260	[a]	183,317
Semiconductors & Semiconductor Equipment - 3.4%
Allegro MicroSystems, Inc.	1,167	[a]	56,004
Enphase Energy, Inc.	2,192	[a]	460,934
Lattice Semiconductor Corp.	18,582	[a]	1,774,581
MACOM Technology Solutions Holdings, Inc.	11,563	[a]	819,123
Power Integrations, Inc.	8,861		749,995
Silicon Laboratories, Inc.	4,422	[a]	774,248
Synaptics, Inc.	2,625	[a]	291,769
Wolfspeed, Inc.	572	[a,b]	37,151
			4,963,805
Software & Services - 4.2%
Commvault Systems, Inc.	3,884	[a]	220,378
Dynatrace, Inc.	7,210	[a]	304,983
Elastic NV	3,681	[a]	213,130
Fair Isaac Corp.	1,463	[a]	1,028,035
Five9, Inc.	2,855	[a]	206,388
HubSpot, Inc.	1,052	[a]	451,045
Manhattan Associates, Inc.	5,512	[a]	853,533
MongoDB, Inc.	923	[a]	215,170
Okta, Inc.	2,773	[a]	239,144
Paylocity Holding Corp.	3,036	[a]	603,496
Pegasystems, Inc.	5,759		279,196
Qualys, Inc.	3,524	[a]	458,190
RingCentral, Inc., Cl. A	3,540	[a]	108,572
Teradata Corp.	11,925	[a]	480,339
Twilio, Inc., Cl. A	3,174	[a]	211,484
Zscaler, Inc.	1,762	[a]	205,854
			6,078,937
Technology Hardware & Equipment - 2.1%
Belden, Inc.	5,373		466,215
Calix, Inc.	3,761	[a]	201,552
Jabil, Inc.	2,557		225,425
Littelfuse, Inc.	2,052		550,121
Pure Storage, Inc., Cl. A	7,650	[a]	195,152
Super Micro Computer, Inc.	2,981	[a,b]	317,626
Vishay Intertechnology, Inc.	12,064		272,888
Vontier Corp.	14,072		384,728

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Technology Hardware & Equipment - 2.1% (continued)
Xerox Holdings Corp.		29,681		457,087
				3,070,794
Telecommunication Services - .5%
Iridium Communications, Inc.		9,102		563,687
Lumen Technologies, Inc.		44,710	[a]	118,482
				682,169
Transportation - 2.6%
Avis Budget Group, Inc.		2,156	[a]	419,989
GXO Logistics, Inc.		7,279	[a]	367,298
Kirby Corp.		8,153	[a]	568,264
Knight-Swift Transportation Holdings, Inc.		8,499		480,873
Landstar System, Inc.		2,996		537,063
RXO, Inc.		12,324	[a,b]	242,043
Ryder System, Inc.		2,877		256,743
Saia, Inc.		3,041	[a,b]	827,395
XPO, Inc.		2,695	[a]	85,971
				3,785,639
Utilities - 3.9%
Black Hills Corp.		7,164		452,048
Hawaiian Electric Industries, Inc.		23,338		896,179
IDACORP, Inc.		7,072	[b]	766,110
New Jersey Resources Corp.		22,372		1,190,190
ONE Gas, Inc.		4,948		392,030
Portland General Electric Co.		21,254	[b]	1,039,108
PPL Corp.		3,514		97,654
Spire, Inc.		12,941		907,682
				5,741,001
Total Common Stocks (cost $137,919,304)				144,263,698
	1-Day Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,488,506)	4.89	1,488,506	[d]	1,488,506

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $843,435)	4.89	843,435	[d]	843,435
Total Investments (cost $140,251,245)		100.6%		146,595,639

Liabilities, Less Cash and Receivables	(.6%)	(822,370)
Net Assets	100.0%	145,773,269

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2023, the value of the fund’s securities on loan was $8,605,475 and the value of the collateral was $8,658,942, consisting of cash collateral of $843,435 and U.S. Government & Agency securities valued at $7,815,507. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, MidCap Stock Portfolio

March 31, 2023 (Unaudited)

The following is a summary of the inputs used as of March 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	144,263,698	-	-	144,263,698
Investment Companies	2,331,941	-	-	2,331,941

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2023, accumulated net unrealized appreciation on investments was $6,344,394, consisting of $18,829,904 gross unrealized appreciation and $12,485,510 gross unrealized depreciation.

At March 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.